Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Depreciation and amortization	$ 59,879	$ 47,082
Intangibles (nonamortizable)	6,920	1,874
Employee benefits	(10,517)	(11,679)
Deferred fulfillment costs	2,172	2,035
Net operating loss and other carryforwards	(4,029)	(2,126)
Other - net	(1,478)	68
Subtotal	52,947	37,254
Deferred tax assets valuation allowance	2,141	1,182
Net deferred tax liabilities	55,088	38,436
Noncurrent deferred tax liabilities	56,181	38,436
Less: Noncurrent deferred tax assets	(1,093)	0
Net deferred tax liabilities	$ 55,088	$ 38,436